Condensed Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 8,943	$ 13,642	$ 44,909
Money market funds	29,972	19,945	0
Short-term investments available for sale	60,251	70,113	0
Prepaid expenses and other current assets	193	277	66
Total Current Assets	99,359	103,977	44,975
Property and equipment, net of accumulated depreciation of $1,372, $1,103 and $104, respectively	1,409	1,676	1,532
Total Assets	100,768	105,653	46,507
Current Liabilities
Accounts payable	1,054	958	1,248
Accrued expenses	690	586	328
Accrued payable to officers and former directors	86	86	86
Total Current Liabilities	1,830	1,630	1,662
Commitments and contingencies
Stockholders’ Equity
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 1,694, 1,694 and 5,694 shares issued and outstanding, respectively	0	0	0
Common stock, $0.000041666 par value; 150,000,000 shares authorized, 48,516,528, 48,547,720 and 33,750,188 shares issued and outstanding, respectively	2	2	2
Common stock to be issued, 303,125 shares	245	245	245
Accumulated other comprehensive income	68	48	0
Additional paid-in capital	209,729	207,950	121,160
Accumulated deficit	(111,106)	(104,222)	(76,562)
Total Stockholders’ Equity	98,938	104,023	44,845
Total Liabilities and Stockholders’ Equity	$ 100,768	$ 105,653	$ 46,507